Intangible Assets and Goodwill - Somos - Anglo (Predecessor) (Details 2) - BRL (R$) R$ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Oct. 10, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Intangible Assets and Goodwill
Balance at beginning of the period			R$ 4,985,385	R$ 5,086,937
Additions by business combination			43,567
Additions			42,793	37,461
Disposals			(164)	(1,950)
Amorization			(146,854)	(137,063)
Transfers
Balance at end of the period	R$ 5,086,937		4,924,726	4,985,385
Software [member]
Intangible Assets and Goodwill
Balance at beginning of the period			76,325	60,088
Additions by business combination
Additions			11,813	19,897
Disposals			(77)
Amorization			(23,861)	(18,794)
Transfers			19,215	15,134
Balance at end of the period	60,088		83,415	76,325
Trademark license
Intangible Assets and Goodwill
Balance at beginning of the period			584,035	610,541
Additions by business combination			16,060
Additions
Disposals
Amorization			(26,506)	(26,506)
Transfers			(3)
Balance at end of the period	610,541		573,586	584,035
Customer Portfolio [member]
Intangible Assets and Goodwill
Balance at beginning of the period			1,010,722	1,093,885
Additions by business combination			4,625
Additions
Disposals
Amorization			(86,517)	(83,163)
Transfers			28
Balance at end of the period	1,093,885		928,858	1,010,722
Goodwill [member]
Intangible Assets and Goodwill
Balance at beginning of the period			3,286,263	3,286,263
Additions by business combination			21,542
Additions
Disposals
Amorization
Transfers
Balance at end of the period	3,286,263		3,307,805	3,286,263
In progress [member]
Intangible Assets and Goodwill
Balance at beginning of the period			14,051	30,098
Additions by business combination
Additions			6,188	7,344
Disposals
Amorization
Transfers			(19,240)	(23,391)
Balance at end of the period	30,098		999	14,051
Other Intangible assets [member]
Intangible Assets and Goodwill
Balance at beginning of the period			4,563	6,062
Additions by business combination			1,340
Additions			603
Disposals			(87)	(1,950)
Amorization			(176)	(7,806)
Transfers				8,257
Balance at end of the period	6,062		R$ 6,243	R$ 4,563
Somos - Anglo (Predecessor)
Intangible Assets and Goodwill
Balance at beginning of the period	652,879	R$ 657,655			R$ 654,174
Additions by business combination					18,885
Additions		27,587			21,606
Disposals		(391)			(61)
Amorization		(31,972)			(36,949)
Transfers
Balance at end of the period		652,879			657,655
Somos - Anglo (Predecessor) | Software [member]
Intangible Assets and Goodwill
Balance at beginning of the period	28,977	36,985			20,323
Additions by business combination
Additions		2,985			12,022
Disposals
Amorization		(10,993)			(13,252)
Transfers					17,892
Balance at end of the period		28,977			36,985
Somos - Anglo (Predecessor) | Trademark license
Intangible Assets and Goodwill
Balance at beginning of the period	158,850	159,816			160,758
Additions by business combination					13
Additions					6
Disposals		(5)
Amorization		(961)			(961)
Transfers
Balance at end of the period		158,850			159,816
Somos - Anglo (Predecessor) | Customer Portfolio [member]
Intangible Assets and Goodwill
Balance at beginning of the period	120,502	130,975			138,240
Additions by business combination					4,754
Additions
Disposals
Amorization		(10,473)			(12,019)
Transfers
Balance at end of the period		120,502			130,975
Somos - Anglo (Predecessor) | Goodwill [member]
Intangible Assets and Goodwill
Balance at beginning of the period	280,872	280,872			269,037
Additions by business combination					11,835
Additions
Disposals
Amorization
Transfers
Balance at end of the period		280,872			280,872
Somos - Anglo (Predecessor) | In progress [member]
Intangible Assets and Goodwill
Balance at beginning of the period	53,851	30,294 [1]			39,124	[1]
Additions by business combination
Additions		23,557			9,578
Disposals
Amorization
Transfers					(18,408)
Balance at end of the period		53,851			30,294	[1]
Somos - Anglo (Predecessor) | Other Intangible assets [member]
Intangible Assets and Goodwill
Balance at beginning of the period	R$ 9,827	18,713			26,692
Additions by business combination					2,283
Additions		1,045
Disposals		(386)			(61)
Amorization		(9,545)			(10,717)
Transfers					516
Balance at end of the period		R$ 9,827			R$ 18,713

[1]	Substantially refers to development of the projects related to operation Plurall, and other projects related to enterprise resource management (ERP) solutions.